FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Master Trust Net Assets Available for Benefit (Details) - EBP 021 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Net Assets Available for Benefits	$ 56,794	$ 56,618
Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	3,358,656	3,134,815
Investments at Contract Value:
Total Investments at Contract Value	411,008	475,251
Total Investments	3,769,664	3,610,066
Receivables:
Accrued Interest and Dividends	37	52
Total Receivables	37	52
Total Assets	3,769,701	3,610,118
Liabilities:
Pending Trades	0	(12)
Administrative Expenses Payable	(743)	(969)
Total Liabilities	(743)	(981)
Net Assets Available for Benefits	3,768,958	3,609,137
Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	724,829	709,312
Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	194,637	176,480
Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	286,910	270,329
Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	55,187	53,960
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	288,590	300,910
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	563,427	521,599
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	464,686	399,470
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	208,728	172,351
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	68,107	47,348
Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	203,084	192,297
Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	7,528	14,124
Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	101,730	84,035
Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	93,550	94,802
Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	66,324	62,548
Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	31,339	35,250
Plan's Interest in Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	49,577	48,663
Investments at Contract Value:
Total Investments at Contract Value	5,771	6,515
Total Investments	55,348	55,178
Receivables:
Accrued Interest and Dividends	0	1
Total Receivables	0	1
Total Assets	55,348	55,179
Liabilities:
Pending Trades	0	0
Administrative Expenses Payable	(5)	(7)
Total Liabilities	(5)	(7)
Net Assets Available for Benefits	55,343	55,172
Plan's Interest in Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	3,971	3,509
Plan's Interest in Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	585	482
Plan's Interest in Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	1,227	1,907
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	409	349
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	6,065	7,044
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	21,802	22,178
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	7,561	6,061
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	4,555	3,792
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	1,895	1,469
Plan's Interest in Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	437	690
Plan's Interest in Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	100	193
Plan's Interest in Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	417	262
Plan's Interest in Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	214	316
Plan's Interest in Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	0	0
Plan's Interest in Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	$ 339	$ 411